Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [Line Items]
Revenue	₩ 27,790,216	₩ 26,504,074	₩ 28,383,884
Televisions [member]
Disclosure of products and services [Line Items]
Revenue	11,717,982	10,132,520	10,853,598
Desktop monitors [member]
Disclosure of products and services [Line Items]
Revenue	4,393,482	4,035,195	4,553,138
Tablet products [member]
Disclosure of products and services [Line Items]
Revenue	2,369,634	2,695,808	2,509,911
Notebook computers [member]
Disclosure of products and services [Line Items]
Revenue	2,244,088	2,383,532	2,508,878
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 7,065,030	₩ 7,257,019	₩ 7,958,359